COVER PAGE	12 Months Ended
Dec. 31, 2022 shares
Document information [line items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38262
Entity Registrant Name	LOMA NEGRA COMPAÑÍA INDUSTRIALARGENTINA SOCIEDAD ANÓNIMA
Entity Incorporation, State or Country Code	C1
Entity Address, Address Line One	Cecilia Grierson 355
Entity Address, Address Line Two	4th Floor
Entity Address, Postal Zip Code	C1107CPG
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Entity Address, Country	AR
Entity Common Stock, Shares Outstanding	583,674,161
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001711375
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
American Depositary Shares
Document information [line items]
Title of 12(b) Security	American Depositary Shares, each representing 5 Ordinary Shares of Loma Negra C.I.A.S.A.
Trading Symbol	LOMA
Security Exchange Name	NYSE
Ordinary shares
Document information [line items]
Title of 12(b) Security	Ordinary Shares of Loma Negra C.I.A.S.A.
Trading Symbol	LOMA
Security Exchange Name	NYSE
Business Contact
Document information [line items]
Entity Address, Address Line One	Cecilia Grierson 355
Entity Address, Address Line Two	4th Floor
Entity Address, Postal Zip Code	C1107CPG
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Entity Address, Country	AR
Contact Personnel Name	Marcos Isabelino Gradin
City Area Code	54-11
Local Phone Number	4319-3048
Contact Personnel Email Address	mgradin@lomanegra.com
Entity Address, State or Province	AR